Fair Value of Above Market Acquired Time Charters - Future Amortization (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Estimated aggregate amortization expense of the above market acquired time charters
June 30, 2014	$ 6,352
June 30, 2015	3,525
June 30, 2016	1,303
Total	11,180		14,330
Vessels [Line Items]
Amortization of fair value of above market acquired time charters	3,150	3,167
Star Big and Star Mega
Vessels [Line Items]
Amortization of fair value of above market acquired time charters	$ 3,150	$ 3,167